Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended December 31,
	2016	2017	2018
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(20.1)%	(11.6)%	(9.0)%
Permanent book—tax difference	(2.8)%	(0.1)%	(0.3)%
Estimates for uncertain tax positions	—	—	(10.5)%
Difference in EIT rates of certain subsidiaries	(2.1)%	(0.8)%	(2.8)%
The effect of change in tax rate	—	(5.1)%	0.0%
Effect of tax holiday	—	(9.8)%	(7.6)%

Total	—	(2.4)%	(5.2)%

Summary of Effect of Preferential Tax on China Operations

The following table sets forth the effect of preferential tax on China operations:

	For the years ended December 31,
	2016	2017	2018
Tax holiday effect	—	3,737	27,400
Basic and diluted net loss per share effect	—	0.19	1.02

Schedule of Loss from Domestic and Foreign Components Before Income Tax Expenses

Loss from domestic and foreign components before income tax expenses

	For the years ended December 31,
	2016	2017	2018
Domestic	77,484	232,715	400,791
Foreign	11,685	4,439	63,115

Total	89,169	237,154	463,906

Current and Deferred Portions of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2016	2017	2018
Current income tax expense	—	5,606	41,100
Deferred income tax benefit	—	—	(16,940)

Income tax (benefit)/expense	—	5,606	24,160

Summary of Deferred Tax Assets

The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018
Deferred tax assets
Deductible temporary difference related to advertising expenses	16,167	50,958
Deductible temporary difference related to accruals and other payables	13,309	20,983
Tax losses carried forward	19,707	35,978

Total deferred tax assets	49,183	107,919
Less: Valuation allowance	(49,183)	(90,979)

Total deferred tax assets	—	16,940

Summary of Movement of Valuation Allowance	Movement of valuation allowance is as follows:

	For the years ended December 31,
	2016	2017	2018
Beginning balance	3,893	21,855	49,183
Additions	17,962	27,328	41,796

Ending balance	21,855	49,183	90,979

Summary of Unrecognized Tax Benefits

The following table summarizes activity of the total amounts of unrecognized tax benefits:

	For the years ended December 31,
	2016	2017	2018
Beginning balance	—	—	—
Increases related to tax positions taken during the current year	—	—	41,100

Total	—	—	41,100